BBH PRIME INSTITUTIONAL MONEY MARKET FUND, INC.

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                November 1, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


              RE: BBH PRIME INSTITUTIONAL MONEY MARKET FUND, INC.
                    (the "Fund" or "Registrant")
                1933 Act File No. 333-113306
                1940 Act File No. 811-10073



Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated October 28, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 1 on October 28, 2005.

         If you have any questions regarding this certification, please contact me at (412) 288-8260.

                                                  Very truly yours,



                                                  /s/ Gail C. Jones
                                                  Gail C. Jones
                                                  Assistant Secretary